Statements of Convertible Preferred Stock and Stockholders Deficit - USD ($) $ in Thousands	Total	Private Placement	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Series B Convertible Preferred Stock [Member]	Convertible Preferred Stock	Convertible Preferred Stock Series D-1 Convertible Preferred Stock	Convertible Preferred Stock Series D-2 Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Convertible Preferred Stock Series B Convertible Preferred Stock [Member]	Common Stock	Common Stock Private Placement	Common Stock Series C Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Series C Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Series C Convertible Preferred Stock	Accumulated Deficit Series B Convertible Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2012												730,203
Balance at Dec. 31, 2012	$ (89,274)											$ 8			$ 773			$ (90,055)
Temporary equity balance at Dec. 31, 2012						$ 79,540
Temporary equity balance , shares at Dec. 31, 2012						16,748,405
Issuance of common stock from option exercises	$ 1														1
Issuance of common stock from option exercises, shares	1,463											1,463
Accrued dividends	$ (2,898)																	(2,898)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock						$ (105,217)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock, shares						(22,308,230)
Stock-based compensation	219														219
Conversion of convertible securities			$ 8,887		$ (6,863)			$ 16,249	$ (7,475)		$ 112,080			$ 1			$ 103		$ 8,783	$ (6,863)
Conversion of convertible securities (in shares)						22,308,230		3,196,417	(1,470,485)		22,308,230			147,051
Stock Issued During Period (in share)						2,564,638	983,558	3,013,797	2,564,638
Net loss	(27,222)																	(27,222)
Balance (in shares) at Dec. 31, 2013												878,717
Balance at Dec. 31, 2013	(117,150)											$ 9			1,096			(118,255)
Temporary equity balance at Dec. 31, 2013	$ 130,037		$ 14,929		$ 112,080	$ 130,037
Temporary equity balance , shares at Dec. 31, 2013	25,036,330		2,564,638		22,308,230	25,036,330
Issuance of convertible preferred stock							$ 4,901	$ 15,030	$ 14,929
Issuance of common stock from option exercises	$ 21														21
Issuance of common stock from option exercises, shares	28,320											28,320
Repurchase of Series A convertible preferred stock and deemed capital contribution	$ 9					$ (25)												9
Repurchase of Series A convertible preferred stock and deemed capital contribution, shares						(1,353)
Stock-based compensation	297														297
Conversion of convertible securities										$ 10,129
Conversion of convertible securities (in shares)				1,739,405		1,739,405				1,739,405
Stock Issued During Period (in share)						880,546			880,546
Net loss	(33,800)																	(33,800)
Balance (in shares) at Dec. 31, 2014												907,037
Balance at Dec. 31, 2014	(150,623)											$ 9			1,414			(152,046)
Temporary equity balance at Dec. 31, 2014	$ 145,110		$ 30,027		$ 112,080	$ 145,110
Temporary equity balance , shares at Dec. 31, 2014	27,654,928		5,184,589		22,308,230	27,654,928
Issuance of convertible preferred stock									$ 4,969
Issuance of common stock from option exercises	$ 19														19
Issuance of common stock from option exercises, shares	26,555											26,555
Stock-based compensation	$ 531														531
Conversion of convertible securities	160,839					$ (160,839)						$ 304			160,535
Conversion of convertible securities (in shares)						(30,381,987)						30,381,987
Stock Issued During Period		$ 26,224											$ 59			$ 26,165
Stock Issued During Period (in share)									2,727,059			1,000,005	5,884,504
Conversion of convertible preferred stock warrants to common stock warrants (unaudited)	93														93
Issuance of common stock warrants (unaudited)	316														316
Net loss	(30,889)																	(30,889)
Balance (in shares) at Sep. 30, 2015												38,200,088
Balance at Sep. 30, 2015	$ 6,510											$ 372			$ 189,073			$ (182,935)
Temporary equity balance , shares at Sep. 30, 2015	0
Issuance of convertible preferred stock									$ 15,729